BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
ENP Peru Investments LLC [Member]
Property, Plant and Equipment [Line Items]
Purchase price				$ 5,110,560
ENP Investments LLC and ENP Mendota [Member]
Property, Plant and Equipment [Line Items]
Subsidiary company ownership interest rate	65.00%	65.00%
ENP Investments LLC [Member]
Property, Plant and Equipment [Line Items]
Subsidiary company ownership interest rate	65.00%	65.00%		65.00%
ENP Investments LLC [Member] | Unrelated Party [Member]
Property, Plant and Equipment [Line Items]
Subsidiary company ownership interest rate				35.00%
ENP Realty LLC [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Subsidiary company ownership interest rate			24.00%
ENP Realty LLC [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Subsidiary company ownership interest rate			100.00%